Taxes - Schedule of Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 473	$ 978
VAT payable	52	154
Other tax payable	445	457
Total	$ 970	$ 1,589